Expense Example - ETF Prospectus [Member] - Vanguard Emerging Markets Bond Active ETF - ETF Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113